Employee future benefits (Tables)	9 Months Ended
Sep. 30, 2022
Summary of Net Defined Benefit Liability Asset Explanatory

The change in the Company’s accrued benefit obligations is summarized as follows:

	Nine months ended September 30, 2022			Year ended December 31, 2021
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	29,313	99	29,412	15,435
Current service cost	48	8	56	65
Interest cost	209	1	210	88
Employee contributions	10	—	10	—
Actuarial gain arising from changes in financial assumptions	(8,528)	—	(8,528)	(1,130)
Past service cost associated with multi-employer plan	—	—	—	16,137
Actuarial loss arising from change in current assumptions on funding of future pension increases	—	—	—	556
Benefits paid	(513)	(1)	(514)	(511)
Impact of foreign exchange rate changes	(3,032)	(14)	(3,046)	(1,228)
Balances – End of the period	17,507	93	17,600	29,412

Change in plan assets
Balances – Beginning of the period	11,927	—	11,927	—
Presentation of plan assets as of December 31, 2021	—	—	—	11,963
Remeasurement of plan assets	(2,297)	—	(2,297)	—
Employer contributions	40	—	40	—
Employee contributions	10	—	10	—
Benefits paid	(182)	—	(182)	—
Impact of foreign exchange rate changes	(1,356)	—	(1,356)	(36)
Balances – End of the period	8,142	—	8,142	11,927

Net liability of the unfunded plans	8,170	93	8,263	12,749
Net liability of the funded plans	1,195	—	1,195	4,736
Net amount recognized as Employee future benefits	9,365	93	9,458	17,485

Amounts recognized:
In net loss	257	9	266	(153)
In other comprehensive (gain) loss	(7,907)	(14)	(7,921)	(2,408)